PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 7:-    PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2025	2024
Cost:

Leasehold improvements	$131,208	$129,326
Computers, peripheral equipment and electronic equipment	35,474	40,804
Internal use software	14,592	12,974
Office furniture and equipment	9,292	8,521
Vehicles	301	289

	190,867	191,914

Less - accumulated depreciation	76,448	63,759

Depreciated cost	$114,419	$128,155

Depreciation expense related to property and equipment, net was included in the following line items in the consolidated statements of comprehensive income:

	Year ended December 31,
	2025	2024	2023

Cost of revenues	$2,395	$2,722	$3,060
Research and development, net	14,349	14,296	10,566
Selling and marketing	5,059	5,401	4,366
General and administrative	2,688	2,827	2,500

	$24,491	$25,246	$20,492

During 2025 and 2024, the Company recorded reductions of $11,802 and $14,024, respectively, to the cost and accumulated depreciation balances related to fully depreciated equipment no longer in use.